Share-Based Compensation - Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Number of Shares
Outstanding at December 31, 2015 (shares) | shares	286,568
Granted (shares) | shares	195,332
Exercised (shares) | shares	0
Forfeited and Expired (shares) | shares	(77,914)
Outstanding at December 31, 2016 (shares) | shares	403,986
Weighted Average Exercise Price (usd per share)
Outstanding at December 31, 2015 (in usd per share) | $ / shares	$ 6.46
Granted (in usd per share) | $ / shares	1.86
Options exercised in period (in usd per share) | $ / shares	0.00
Forfeited and Expired (in usd per share) | $ / shares	4.46
Outstanding at December 31, 2016 (in usd per share) | $ / shares	$ 4.62
Exercisable at December 31, 2016, Number of shares (shares) | shares	196,776
Exercisable at December 31, 2016, Weighted average exercised price per share (in usd per share) | $ / shares	$ 6.74
Options outstanding, weighted average remaining contractual term (years)	8 years 29 days
Options exercisable, weighted average remaining contractual term (years)	6 years 11 months 27 days
Outstanding at December 31, 2016, Aggregate intrinsic value | $	$ 0
Exercisable at December 31, 2016, Aggregate intrinsic value | $	$ 0